Investment Portfolioas of February 28, 2023 (Unaudited)
DWS CROCI® Equity Dividend Fund
	Shares	Value ($)

Common Stocks 99.3%
Communication Services 2.4%
Media
Comcast Corp. "A"	582,833	21,663,903
Consumer Discretionary 2.6%
Household Durables
Garmin Ltd.	239,300	23,482,509
Consumer Staples 20.1%
Beverages 2.6%
PepsiCo, Inc.	136,485	23,684,242
Food Products 9.9%
Conagra Brands, Inc.	624,105	22,723,663
General Mills, Inc.	300,962	23,929,489
The J.M. Smucker Co.	153,378	22,683,072
Tyson Foods, Inc. "A"	354,786	21,017,523
		90,353,747
Household Products 5.0%
Colgate-Palmolive Co.	309,630	22,695,879
Procter & Gamble Co.	166,635	22,922,311
		45,618,190
Tobacco 2.6%
Altria Group, Inc.	519,317	24,111,888
Energy 11.8%
Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	932,697	23,289,444
Marathon Petroleum Corp.	177,488	21,937,517
Phillips 66	214,895	22,039,631
Pioneer Natural Resources Co.	99,230	19,886,684
Valero Energy Corp.	160,597	21,155,443
		108,308,719
Financials 12.8%
Banks 7.7%
JPMorgan Chase & Co.	168,246	24,118,064
Regions Financial Corp.	1,020,536	23,798,900
U.S. Bancorp.	472,251	22,540,540
		70,457,504
Consumer Finance 5.1%
Discover Financial Services	207,494	23,239,328
Synchrony Financial	654,934	23,387,693
		46,627,021

Health Care 19.4%
Biotechnology 7.3%
AbbVie, Inc.	157,631	24,259,411
Amgen, Inc.	89,969	20,842,219
Gilead Sciences, Inc.	275,440	22,181,183
		67,282,813
Health Care Equipment & Supplies 2.6%
Medtronic PLC	287,689	23,820,649
Pharmaceuticals 9.5%
Bristol-Myers Squibb Co.	319,684	22,045,409
Johnson & Johnson	138,296	21,195,245
Merck & Co., Inc.	211,719	22,493,026
Pfizer, Inc.	517,574	20,997,977
		86,731,657
Industrials 12.8%
Aerospace & Defense 2.7%
Lockheed Martin Corp.	51,335	24,346,137
Air Freight & Logistics 2.6%
C.H. Robinson Worldwide, Inc.	235,381	23,528,685
Building Products 2.6%
Masco Corp.	460,868	24,163,309
Machinery 2.5%
Cummins, Inc.	95,562	23,229,211
Professional Services 2.4%
ManpowerGroup, Inc.	262,979	22,321,658
Information Technology 10.1%
Communications Equipment 2.6%
Cisco Systems, Inc.	489,538	23,703,430
IT Services 4.9%
Amdocs Ltd.	256,719	23,518,027
International Business Machines Corp.	165,766	21,433,544
		44,951,571
Semiconductors & Semiconductor Equipment 2.6%
Skyworks Solutions, Inc.	216,889	24,198,306
Materials 2.6%
Chemicals
LyondellBasell Industries NV "A"	252,461	24,233,731
Utilities 4.7%
Electric Utilities 2.3%
PPL Corp.	792,992	21,466,293
Multi-Utilities 2.4%
Sempra Energy	146,776	22,010,529
Total Common Stocks (Cost $853,449,845)		910,295,702

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.51% (a) (Cost $4,311,842)	4,311,842	4,311,842

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $857,761,687)	99.8	914,607,544
Other Assets and Liabilities, Net	0.2	1,504,785
Net Assets	100.0	916,112,329
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 are as follows:
Value ($) at 11/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.51% (a)
3,767,952	22,029,613	21,485,723	—	—	57,190	—	4,311,842	4,311,842

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$910,295,702	$—	$—	$910,295,702
Short-Term Investments	4,311,842	—	—	4,311,842
Total	$914,607,544	$—	$—	$914,607,544

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEDF-PH1
R-080548-2 (1/25)